Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE

PAY VERSUS PERFORMANCE

Fiscal Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands) (h)(4)	Total Operating Profit (in thousands) (i)(5)
					Total Shareholder Return (f)(3)	Peer Group Total Shareholder Return (g)(3)

2025	$8,153,900	$7,162,573	$2,182,738	$1,561,518	$127.44	$207.29	$484,474	$711,725

2024	$8,566,276	$11,019,933	$1,886,356	$2,246,884	$132.45	$168.55	$467,284	$674,001

2023	$7,058,392	$4,259,156	$2,300,758	$1,578,085	$113.14	$137.60	$487,493	$672,761

2022	$8,432,113	$7,615,111	$2,500,576	$2,326,383	$118.41	$128.69	$513,103	$702,360

2021	$10,308,750	$11,888,956	$3,091,051	$3,748,173	$132.51	$142.05	$454,368	$615,127

(1)
Sundaram Nagarajan served as our principal executive officer (“PEO”) for the full year for each of fiscal 2025, 2024, 2023, 2022 and 2021. For fiscal 2025, our non-PEO
named executive officers (“NEOs”) included Daniel Hopgood, Joseph Kelley, Stephen Lovass, Jennifer McDonough and Srinivas Subramanian. For fiscal 2024, our non-PEO
NEOs included Daniel Hopgood, Joseph Kelley, Stephen Lovass, Jennifer McDonough and Stephen Shamrock. For fiscal 2023, our non-PEO
NEOs included Joseph Kelley, Jeffrey Pembroke, Stephen Lovass, and James DeVries. For fiscal 2022, our non-PEO
NEOs included
Joseph Kelley, Jeffrey Pembroke, Stephen Lovass and Jennifer McDonough. For fiscal 2021, our non-PEO
NEOs included Joseph Kelley, Gregory Merk, Jeffrey Pembroke and Stephen Lovass.

(2)
For each of fiscal 2025, 2024, 2023, 2022, and 2021 the values included in this column for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:

SUNDARAM NAGARAJAN	2025	2024	2023	2022	2021

Summary Compensation Table Total for PEO (column (b))	$8,153,900	$8,566,276	$7,058,392	$8,432,113	$10,308,750

- aggregate change in actuarial present value of pension benefits	$677,468	$559,095	$443,516	$327,553	$239,445

+ service cost of pension benefits	$376,382	$333,794	$323,038	$372,875	$414,386

+ prior service cost of pension benefits	$—	$—	$—	$—	$14,728

- SCT “Stock Awards” column value	$3,514,413	$4,219,798	$3,110,106	$2,997,098	$5,830,079

- SCT “Option Awards” column value	$1,519,547	$1,740,010	$2,012,792	$2,475,660	$1,970,346

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$5,574,663	$6,764,399	$2,488,293	$4,375,965	$7,643,426

[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(1,438,003)	$252,320	$813,409	$1,167,627	$2,449,803

+ vesting date fair value of equity awards granted and vested in the covered year	$—	$374,810	$713,027	$1,370,250	$—

[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$184,474	$1,228,392	$96,827	$23,961	$(902,267)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—	$—	$—	$—	$—

+ dollar value of dividends/earnings paid on equity awards in the covered year	$22,585	$18,845	$36,149	$7,885	$—

[+ excess fair value for equity award modifications]	$—	$—	$—	$—	$—

Compensation Actually Paid to PEO (column (c))	$7,162,573	$11,019,933	$4,259,156	$7,615,111	$11,888,956

AVERAGE FOR NON-PEO NEOS	2025	2024	2023	2022	2021

Average SCT Total for Non-PEO NEOs (column (d))	$2,182,738	$1,886,356	$2,300,758	$2,500,576	$3,091,051

- aggregate change in actuarial present value of pension benefits	$124,464	$72,785	$(222,053)	$169,270	$(332,388)

+ service cost of pension benefits	$61,783	$34,085	$89,347	$86,118	$131,937

+ prior service cost of pension benefits	$—	$—	$—	$—	$4,608

- SCT “Stock Awards” column value	$735,804	$760,083	$992,847	$784,400	$1,246,865

- SCT “Option Awards” column value	$281,843	$331,812	$447,847	$518,945	$418,909

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$973,915	$1,252,349	$854,453	$1,048,192	$1,778,869

[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(212,721)	$61,536	$175,572	$—	$895,006

+ vesting date fair value of equity awards granted and vested in the covered year,	$—	$46,256	$109,324	$292,838	$0

[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(7,370)	$128,454	$50,727	$71,519	$(155,932)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$(299,197)	$—	$—	$—	$0

+ dollar value of dividends/earnings paid on equity awards in the covered year	$4,480	$2,528	$11,795	$3,377	$795

[+ excess fair value for equity award modifications]	$—	$—	$—	$—	$0

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,561,518	$2,246,884	$1,578,085	$2,326,383	$3,748,173

The amounts deducted for aggregate change in actuarial present value of pension benefits for our non-PEOs
in 2023, 2022 and 2021 represented the aggregate actuarial value of pension benefits instead of the yearly change in such figure, and therefore were overstated in the adjustments table of the pay versus performance disclosure in our previous proxy statement filing. These aggregate change in actuarial present value of pension benefits values have been updated in the adjustments table above and the average compensation actually paid to our non-PEO
for those years has also been similarly updated to reflect these changes.

(3)
For each of fiscal 2025, 2024, 2023, 2022 and 2021, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on October 31, 2020. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from October 31, 2020 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. Each of these yearly percentage changes was then applied to a deemed fixed investment of $100 at the beginning of the Measurement Period to produce the year-end
values of such investment as of the end of fiscal 2025, 2024, 2023, 2022 and 2021, as applicable. For purposes of this pay versus performance disclosure, our peer group is the
S&P MidCap 400 Ind. Machinery Index (the “Peer Group”).
Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)	Net income is calculated in accordance with GAAP.

(5)	The Company-selected measure of Total Operating Profit is calculated set forth as described in “Executive Compensation Discussion and Analysis” above.

Company Selected Measure Name	Total Operating Profit
Named Executive Officers, Footnote	For fiscal 2025, our
non-PEO
named executive officers (“NEOs”) included Daniel Hopgood, Joseph Kelley, Stephen Lovass, Jennifer McDonough and Srinivas Subramanian. For fiscal 2024, our non-PEO
NEOs included Daniel Hopgood, Joseph Kelley, Stephen Lovass, Jennifer McDonough and Stephen Shamrock. For fiscal 2023, our non-PEO
NEOs included Joseph Kelley, Jeffrey Pembroke, Stephen Lovass, and James DeVries. For fiscal 2022, our non-PEO
NEOs included
Joseph Kelley, Jeffrey Pembroke, Stephen Lovass and Jennifer McDonough. For fiscal 2021, our non-PEO
	NEOs included Joseph Kelley, Gregory Merk, Jeffrey Pembroke and Stephen Lovass.
Peer Group Issuers, Footnote	For purposes of this pay versus performance disclosure, our peer group is the S&P MidCap 400 Ind. Machinery Index (the “Peer Group”).
PEO Total Compensation Amount	$ 8,153,900	$ 8,566,276	$ 7,058,392	$ 8,432,113	$ 10,308,750
PEO Actually Paid Compensation Amount	$ 7,162,573	11,019,933	4,259,156	7,615,111	11,888,956
Adjustment To PEO Compensation, Footnote

SUNDARAM NAGARAJAN	2025	2024	2023	2022	2021

Summary Compensation Table Total for PEO (column (b))	$8,153,900	$8,566,276	$7,058,392	$8,432,113	$10,308,750

- aggregate change in actuarial present value of pension benefits	$677,468	$559,095	$443,516	$327,553	$239,445

+ service cost of pension benefits	$376,382	$333,794	$323,038	$372,875	$414,386

+ prior service cost of pension benefits	$—	$—	$—	$—	$14,728

- SCT “Stock Awards” column value	$3,514,413	$4,219,798	$3,110,106	$2,997,098	$5,830,079

- SCT “Option Awards” column value	$1,519,547	$1,740,010	$2,012,792	$2,475,660	$1,970,346

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$5,574,663	$6,764,399	$2,488,293	$4,375,965	$7,643,426

[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(1,438,003)	$252,320	$813,409	$1,167,627	$2,449,803

+ vesting date fair value of equity awards granted and vested in the covered year	$—	$374,810	$713,027	$1,370,250	$—

[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$184,474	$1,228,392	$96,827	$23,961	$(902,267)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—	$—	$—	$—	$—

+ dollar value of dividends/earnings paid on equity awards in the covered year	$22,585	$18,845	$36,149	$7,885	$—

[+ excess fair value for equity award modifications]	$—	$—	$—	$—	$—

Compensation Actually Paid to PEO (column (c))	$7,162,573	$11,019,933	$4,259,156	$7,615,111	$11,888,956

Non-PEO NEO Average Total Compensation Amount	$ 2,182,738	1,886,356	2,300,758	2,500,576	3,091,051
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,561,518	2,246,884	1,578,085	2,326,383	3,748,173
Adjustment to Non-PEO NEO Compensation Footnote

AVERAGE FOR NON-PEO NEOS	2025	2024	2023	2022	2021

Average SCT Total for Non-PEO NEOs (column (d))	$2,182,738	$1,886,356	$2,300,758	$2,500,576	$3,091,051

- aggregate change in actuarial present value of pension benefits	$124,464	$72,785	$(222,053)	$169,270	$(332,388)

+ service cost of pension benefits	$61,783	$34,085	$89,347	$86,118	$131,937

+ prior service cost of pension benefits	$—	$—	$—	$—	$4,608

- SCT “Stock Awards” column value	$735,804	$760,083	$992,847	$784,400	$1,246,865

- SCT “Option Awards” column value	$281,843	$331,812	$447,847	$518,945	$418,909

+ year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$973,915	$1,252,349	$854,453	$1,048,192	$1,778,869

[+/-] year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$(212,721)	$61,536	$175,572	$—	$895,006

+ vesting date fair value of equity awards granted and vested in the covered year,	$—	$46,256	$109,324	$292,838	$0

[+/-] year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$(7,370)	$128,454	$50,727	$71,519	$(155,932)

- fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$(299,197)	$—	$—	$—	$0

+ dollar value of dividends/earnings paid on equity awards in the covered year	$4,480	$2,528	$11,795	$3,377	$795

[+ excess fair value for equity award modifications]	$—	$—	$—	$—	$0

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$1,561,518	$2,246,884	$1,578,085	$2,326,383	$3,748,173

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List
The following table lists the five financial performance measures (as defined and described in Executive Compensation Discussion and Analysis above) that we believe represent the most important financial performance measures we use to link compensation actually paid to our NEOs for fiscal 2025 to our performance:

EPS Growth

ROIC

EBITDA Margin

Total Revenue

Total Operating Profit

Total Shareholder Return Amount	$ 127.44	132.45	113.14	118.41	132.51
Peer Group Total Shareholder Return Amount	207.29	168.55	137.6	128.69	142.05
Net Income (Loss)	$ 484,474,000	$ 467,284,000	$ 487,493,000	$ 513,103,000	$ 454,368,000
Company Selected Measure Amount	711,725,000	674,001,000	672,761,000	702,360,000	615,127,000
PEO Name	Sundaram Nagarajan
Measure:: 1
Pay vs Performance Disclosure
Name	EPS Growth
Measure:: 2
Pay vs Performance Disclosure
Name	ROIC
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Total Operating Profit
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (677,468)	$ (559,095)	$ (443,516)	$ (327,553)	$ (239,445)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	376,382	333,794	323,038	372,875	414,386
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	14,728
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,574,663	6,764,399	2,488,293	4,375,965	7,643,426
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,438,003)	252,320	813,409	1,167,627	2,449,803
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	374,810	713,027	1,370,250	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	184,474	1,228,392	96,827	23,961	(902,267)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,585	18,845	36,149	7,885	0
PEO | Sct Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,514,413)	(4,219,798)	(3,110,106)	(2,997,098)	(5,830,079)
PEO | Sct Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,519,547)	(1,740,010)	(2,012,792)	(2,475,660)	(1,970,346)
PEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,464)	(72,785)	(222,053)	(169,270)	332,388
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	61,783	34,085	89,347	86,118	131,937
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	4,608
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	973,915	1,252,349	854,453	1,048,192	1,778,869
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(212,721)	61,536	175,572	0	895,006
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	46,256	109,324	292,838	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,370)	128,454	50,727	71,519	(155,932)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(299,197)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,480	2,528	11,795	3,377	795
Non-PEO NEO | Sct Stock Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(735,804)	(760,083)	(992,847)	(784,400)	(1,246,865)
Non-PEO NEO | Sct Option Awards Column Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(281,843)	(331,812)	(447,847)	(518,945)	(418,909)
Non-PEO NEO | Excess Fair Value For Equity Award Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0